Supplemental Cash Flow Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Significant Noncash Transactions [Line Items]
Cash paid for interest	$ 12,233	$ 6,203	$ 2,250
Cash paid for taxes	0	0	0
Non-cash financing activities:
Conversion of preferred stock to common stock	33,000	0	0
Proceeds from sale of investment in a closely held entity	300
Settlement of employee's incentive compensation with shares of common stock
Other Significant Noncash Transactions [Line Items]
Other significant noncash transaction	438	0	0
Repayment of term loan with shares of common stock
Other Significant Noncash Transactions [Line Items]
Other significant noncash transaction	$ 5,655	$ 0	$ 0